Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled Share Based Payment Transaction (Details)	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options, Granted	9,504,262	6,159,511	4,491,012
2015 Plan: RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	5,408,018	6,232,975	8,047,240
Shares arising out of options, Granted	5,139,370	2,152,454	1,590,423
Shares arising out of options, Exercised	1,815,025	2,105,904	2,569,983
Shares arising out of options, Forfeited and expired	656,305	871,507	834,705
Shares arising out of options, Ending balance	8,076,058	5,408,018	6,232,975
Shares arising out of options, Exercisable at the end	831,050	787,976	653,775
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.06	$ 0.06	$ 0.06
Weighted average exercise price, Granted | $ / shares	0.06	0.06	0.07
Weighted average exercise price, Exercised | $ / shares	0.06	0.06	0.05
Weighted average exercise price, Forfeited and expired | $ / shares	0.06	0.06	0.06
Weighted average exercise price outstanding, Ending balance | $ / shares	0.06	0.06	0.06
Weighted average exercise price, Exercisable at the end | $ / shares	$ 0.06	$ 0.06	$ 0.06
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares	1,815,025	2,105,904	2,569,983
2015 Plan: Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	134,030	700,844	1,049,456
Shares arising out of options, Exercised	51,980	566,814	348,612
Shares arising out of options, Ending balance	82,050	134,030	700,844
Shares arising out of options, Exercisable at the end	82,050	134,030	700,844
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 6.44	$ 7.35	$ 7.32
Weighted average exercise price, Exercised | $ / shares	6.03	7.40	7.02
Weighted average exercise price outstanding, Ending balance | $ / shares	6.61	6.44	7.35
Weighted average exercise price, Exercisable at the end | $ / shares	$ 6.61	$ 6.44	$ 7.35
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares	51,980	566,814	348,612
2019 Plan: RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	7,222,038	4,958,938	3,050,573
Shares arising out of options, Granted	4,187,902	3,914,657	2,850,629
Shares arising out of options, Exercised	1,695,705	1,128,626	755,557
Shares arising out of options, Forfeited and expired	1,690,380	522,931	186,707
Shares arising out of options, Ending balance	8,023,855	7,222,038	4,958,938
Shares arising out of options, Exercisable at the end	814,798	1,352,150	692,638
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.06	$ 0.07	$ 0.07
Weighted average exercise price, Granted | $ / shares	0.06	0.06	0.07
Weighted average exercise price, Exercised | $ / shares	0.06	0.06	0.07
Weighted average exercise price, Forfeited and expired | $ / shares	0.06	0.06	0.07
Weighted average exercise price outstanding, Ending balance | $ / shares	0.06	0.06	0.07
Weighted average exercise price, Exercisable at the end | $ / shares	$ 0.06	$ 0.06	$ 0.07
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares	1,695,705	1,128,626	755,557